Significant Accounting Policies (Details)	12 Months Ended
Oct. 31, 2025
Significant Accounting Policies [Line Items]
Lease term	12 months
Contract with customer allowed credit period	15 days
Other Customer [Member]
Significant Accounting Policies [Line Items]
Contract with customer allowed credit period	90 days
Minimum [Member]
Significant Accounting Policies [Line Items]
Term of contract	1 year
Maximum [Member]
Significant Accounting Policies [Line Items]
Term of contract	3 years